Group companies - Summary of Investment in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of Composition of Group [Line Items]
Ownership interest type in subsidiaries	0.25
Cumulative Preference Shares, 8%
Disclosure of Composition of Group [Line Items]
Cumulative Preference Shares, Percentage	8.00%
Cumulative Preference Shares, 12.5%
Disclosure of Composition of Group [Line Items]
Cumulative Preference Shares, Percentage	12.50%
Cumulative Preference Shares, 5%
Disclosure of Composition of Group [Line Items]
Cumulative Preference Shares, Percentage	5.00%
Cumulative Preference Shares, 7%
Disclosure of Composition of Group [Line Items]
Cumulative Preference Shares, Percentage	7.00%
111 East 48th Street Holdings LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	19.90%
131 West 23rd Owner, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	0.00%
Alkoer, S. de R.L. de C.V.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	50.00%
ASR-JV One, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	0.00%
Beijing Orient Express Hotel Co., Ltd.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	16.25%
Blue Blood (Tianjin) Equity Investment Management Co., Limited
Disclosure of Composition of Group [Line Items]
Material associate investment interest	30.05%
Carr SWW Subventure, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	26.666%
Carr Waterfront Hotel, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	11.46%
Carr Wharf 3B Leaseholder, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	11.46%
Carr Wharf 3B Lessee, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	11.46%
China Hotel Investment Limited
Disclosure of Composition of Group [Line Items]
Material associate investment interest	30.05%
Desarrollo Alkoer Irapuato S. de R.L. de C.V.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	50.00%
Desarrollo Alkoer Saltillo S. de R.L. de C.V.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	50.00%
Desarrollo Alkoer Silao S. de R.L. de C.V.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	50.00%
EDG Alpharetta EH, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	0.00%
Gestion Hotelera Gestel, C.A.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	50.00%
Groups360, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	11.96%
Inter-Continental Hotels Saudi Arabia Limited
Disclosure of Composition of Group [Line Items]
Material associate investment interest	40.00%
NF III Seattle, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	25.00%
NF III Seattle Op Co, LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	25.00%
Nuevas Fronteras S.A.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	23.66%
President Hotel & Tower Co Ltd.
Disclosure of Composition of Group [Line Items]
Material associate investment interest	30.00%
Sustainable Luxury Holdings Thailand Limited
Disclosure of Composition of Group [Line Items]
Material associate investment interest	51.00%
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited
Disclosure of Composition of Group [Line Items]
Material associate investment interest	21.04%
Universal Blvd Holdings LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	25.00%
Universal Blvd Hotel Venture LLC
Disclosure of Composition of Group [Line Items]
Material associate investment interest	25.00%
IHG ANA Hotels Group Japan LLC
Disclosure of Composition of Group [Line Items]
Ownership percentage	74.66%
IHG ANA Hotels Holdings Co., Ltd.
Disclosure of Composition of Group [Line Items]
Ownership percentage	66.00%
Regent Hospitality Worldwide Inc
Disclosure of Composition of Group [Line Items]
Ownership percentage	51.00%
Six Continents Hotels de Colombia SA
Disclosure of Composition of Group [Line Items]
Ownership percentage	94.99%
Sustainable Luxury Holdings Thailand Limited
Disclosure of Composition of Group [Line Items]
Ownership percentage	49.00%
Sustainable Luxury Hospitality Thailand Limited
Disclosure of Composition of Group [Line Items]
Ownership percentage	73.99%
Sustainable Luxury Management Thailand Limited
Disclosure of Composition of Group [Line Items]
Ownership percentage	73.99%
Sustainable Luxury Operations Thailand Ltd
Disclosure of Composition of Group [Line Items]
Ownership percentage	99.9998%
Universal de Hoteles SA
Disclosure of Composition of Group [Line Items]
Ownership percentage	99.99%